Supplemental Information - Supplemental Information of Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Net sales	$ 23,669	$ 24,677	$ 31,196
Finance and interest income	1,203	1,235	1,359
Total Revenues	24,872	25,912	32,555
Costs and Expenses
Cost of goods sold	19,539	20,357	25,534
Selling, general & administrative expenses	2,262	2,317	2,925
Research and development expenses	860	856	1,106
Restructuring expenses	44	84	184
Interest expense	1,028	1,106	1,318
Other, net	1,148	625	399
Total Costs and Expenses	24,881	25,345	31,466
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(9)	567	1,089
Income tax (expense)	(298)	(360)	(467)
Equity in income of unconsolidated subsidiaries and affiliates	58	41	86
Net income (loss)	(249)	248	708
Industrial Activities [Member]
Revenues
Net sales	23,669	24,677	31,198
Finance and interest income	153	201	258
Total Revenues	23,822	24,878	31,456
Costs and Expenses
Cost of goods sold	19,539	20,357	25,536
Selling, general & administrative expenses	1,979	2,032	2,568
Research and development expenses	860	856	1,106
Restructuring expenses	43	82	184
Interest expense	694	678	857
Interest compensation to Financial Services	332	314	357
Other, net	855	497	290
Total Costs and Expenses	24,302	24,816	30,898
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(480)	62	558
Income tax (expense)	(137)	(202)	(280)
Equity in income of unconsolidated subsidiaries and affiliates	34	20	68
Results from intersegment investments	334	368	362
Net income (loss)	(249)	248	708
Financial services [Member]
Revenues
Finance and interest income	1,570	1,603	1,828
Total Revenues	1,570	1,603	1,828
Costs and Expenses
Selling, general & administrative expenses	283	285	357
Restructuring expenses	1	2
Interest expense	521	576	705
Other, net	294	235	235
Total Costs and Expenses	1,099	1,098	1,297
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	471	505	531
Income tax (expense)	(161)	(158)	(187)
Equity in income of unconsolidated subsidiaries and affiliates	24	21	18
Results from intersegment investments			2
Net income (loss)	$ 334	$ 368	$ 364